Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Final Dividend in Respect of Prior Year [Member]
Summary Of Dividends [Line Items]
Dividends paid, ordinary shares per share (GBP per share)			£ 0.3044
Dividends paid, ordinary shares			£ 710
Scrip dividends related share issue recognized			£ 319
Special Dividend [Member]
Summary Of Dividends [Line Items]
Dividends paid, ordinary shares per share (GBP per share)	£ 0.84375
Dividends paid, ordinary shares	£ 3,171
Scrip dividends related share issue recognized	£ 0
Final Dividend in Respect of 2 Years Ago [Member]
Summary Of Dividends [Line Items]
Dividends paid, ordinary shares per share (GBP per share)				£ 0.2910
Dividends paid, ordinary shares				£ 970
Scrip dividends related share issue recognized				£ 33
Interim Dividend in Respect of Current Year [Member]
Summary Of Dividends [Line Items]
Dividends paid, ordinary shares per share (GBP per share)		£ 0.1608
Dividends paid, ordinary shares		£ 547
Interim Dividend in Respect of Prior Year [Member]
Summary Of Dividends [Line Items]
Dividends paid, ordinary shares per share (GBP per share)			£ 0.1549
Dividends paid, ordinary shares			£ 346
Scrip dividends related share issue recognized			£ 176